UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05291
College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)
c/o U.S. Bank One Federal Street, Boston, MA 02110
(Address of principal executive offices) (Zip code)
Laura Cawley
US Bank Corporate Trust Services
One Federal Street, Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 617-603-6452
Date of fiscal year end: November 30
Date of reporting period: February 28, 2011

Item 1. Schedule of Investments
COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
SCHEDULE OF INVESTMENTS
February 28, 2011
(Dollar Amounts in Thousands)

Outstanding		Stated		Internal
Principal		Interest	Maturity	Rate of	Amortized
Balance	Description	Rate %	Date	Return % (A)	Cost
	COLLEGE AND UNIVERSITY LOANS (60.1%)
	— ALABAMA —
$1,036	University of Alabama	3.00%	05/01/2021	12.27%	$693
154	University of Montevallo	3.00	05/01/2023	12.30	95
	— CALIFORNIA —
353	Azusa Pacific University	3.00	04/01/2017	12.96	263
140	Monterey Peninsula College	3.00	10/01/2018	11.95	99
230	San Diego State University	3.00	11/01/2021	11.93	150
470	San Francisco State University	3.00	11/01/2021	11.93	304
	— INDIANA —
60	Taylor University	3.00	10/01/2010	12.45	60	(C)
840	University of Notre Dame	3.00	04/01/2018	12.95	603
	— MARYLAND —
530	Western Maryland College	3.00	11/01/2016	12.44	400
	— MASSACHUSETTS —
128	Atlantic Union College	3.00	11/01/2023	12.68	77
523	Boston University	3.00	12/31/2022	11.87	321
	— MICHIGAN —
470	Albion College	3.00	10/01/2015	12.51	369
1,817	Finlandia University	3.50	08/01/2014	12.70	1,160
	— MINNESOTA —
560	Augsburg College	3.00	04/01/2016	12.95	437
260	College of St. Thomas	3.00	04/01/2017	12.95	195
	— MISSISSIPPI —
20	Mississippi Valley State	3.00	07/01/2008	11.89	20	(C)
	— NEBRASKA —
33	University of Nebraska	3.00	07/01/2013	10.59	29
	— NEW HAMPSHIRE —
86	New England College	3.63	10/01/2013	12.37	75
515	New England College	3.00	04/01/2019	12.96	355
	— NEW JERSEY —
62	Fairleigh Dickinson University	3.00	11/01/2020	12.09	42
	— NEW YORK —
245	Long Island University	3.00	06/01/2016	12.34	183
632	Sarah Lawrence College	3.00	11/01/2021	12.64	411
	— NORTH CAROLINA —
53	Montreat-Anderson College	3.00	12/01/2019	12.19	35
	— OHIO —
785	Case Western Reserve University	3.00	04/01/2016	10.54	647
52	University of Steubenville	3.38	04/01/2012	12.88	48
148	University of Steubenville	3.00	04/01/2017	12.96	111
	— PENNSYLVANIA —
267	Carnegie - Mellon University	3.00	11/01/2017	10.45	211
245	Harcum Junior College	3.00	11/01/2015	12.44	193
38	Swarthmore College	3.00	05/01/2014	12.30	33
128	Temple University	3.38	11/01/2014	11.99	109
	— RHODE ISLAND —
176	Community College of Rhode Island	3.00	04/01/2018	12.10	130

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
SCHEDULE OF INVESTMENTS
February 28, 2011
(Dollar Amounts in Thousands)
(continued)

Outstanding		Stated			Internal
Principal		Interest	Maturity		Rate of	Amortized
Balance	Description	Rate %	Date		Return % (A)	Cost
	— SOUTH CAROLINA —
$375	College of Charleston	3.00%	07/01/2016		12.02%	$286
228	Morris College	3.00	11/01/2013		12.42	195
	— TEXAS —
49	St. Edward’s University	3.63	04/01/2013		12.80	44
178	Texas Tech University	3.63	03/01/2013		10.80	162
805	Texas Tech University	3.375-3.50	03/01/2012		10.83	760
	— VERMONT —
478	Middlebury College	3.00	04/01/2018		12.87	344
1,442	University of Vermont	3.00	10/01/2019		12.19	1,006
	— VIRGINIA —
505	Old Dominion University	3.00	06/01/2013		11.70	432

15,116	TOTAL COLLEGE & UNIVERSITY LOANS					11,087

	Allowance for Loan Losses (-2.5%)					(454)

	Net Loans of the Trust					10,633

	INVESTMENT AGREEMENTS (42.4%)

2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014	(B)	8.00	2,600
5,227	FNMA #786 Revenue Fund	5.00	12/01/2014	(B)	5.00	5,227

7,827	Total Investment Agreements					7,827

$22,943	Total Investments (100.0%)					$18,460

(A)	Represents the rate of return based on the contributed cost and the amortization to maturity.

(B)	Terminate at the earlier of December 1, 2014 or the date on which the Bonds are paid-in-full.

(C)	The amortized cost on these loans are equal to the outstanding pricipal as the final loan payment is delinquent.

Item 2. Controls and Procedures
(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.
Item 3. Exhibits.
The following exhibits are attached to this Form N-Q:
1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) College and University Facility Loan Trust One
By (Signature and Title) /s/ Brian True, Vice President
Date April 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title) /s/ Bryan Calder, Executive Vice President
Date April 28, 2011